united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

HCM Sector Plus Fund

Class A1 Shares (HCMWX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$94	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,948,291,599
  Number of Portfolio Holdings60
  Advisory Fee $11,792,809
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Sector Plus Fund - Class A1 Shares (HCMWX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMWX

HCM Sector Plus Fund

Class A Shares (HCMNX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,948,291,599
  Number of Portfolio Holdings60
  Advisory Fee $11,792,809
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Sector Plus Fund - Class A Shares (HCMNX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMNX

HCM Sector Plus Fund

Class I Shares (HCMQX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$72	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,948,291,599
  Number of Portfolio Holdings60
  Advisory Fee $11,792,809
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Sector Plus Fund - Class I Shares (HCMQX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMQX

HCM Sector Plus Fund

Class R Shares (HCMZX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,948,291,599
  Number of Portfolio Holdings60
  Advisory Fee $11,792,809
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Sector Plus Fund - Class R Shares (HCMZX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMZX

HCM Sector Plus Fund

Investor Class Shares (HCMPX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$126	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,948,291,599
  Number of Portfolio Holdings60
  Advisory Fee $11,792,809
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.1%
Exchange-Traded Funds	88.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	0.0%Footnote Reference*
Health Care	0.7%
Technology	0.7%
Materials	0.8%
Energy	0.8%
Consumer Staples	0.9%
Utilities	1.1%
Communications	1.4%
Industrials	1.4%
Consumer Discretionary	1.5%
Financials	1.6%
Equity	87.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra S&P500	17.0%
ProShares Ultra QQQ	17.0%
Vanguard Dividend Appreciation ETF	13.9%
SPDR S&P 500 ETF	9.4%
Vanguard High Dividend Yield ETF	8.3%
Direxion Daily S&P 500 Bull 3X	8.1%
iShares Select Dividend ETF	7.3%
ProShares UltraPro S&P 500	6.1%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Sector Plus Fund - Investor Class Shares (HCMPX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMPX

HCM Dynamic Income Fund

Class A Shares (HCMBX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$127,772,456
  Number of Portfolio Holdings5
  Advisory Fee $782,628
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Fixed Income	96.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Convertible Bond ETF	22.7%
SPDR Bloomberg Convertible Securities ETF	22.5%
iShares iBoxx $ High Yield Corporate Bond ETF	21.6%
SPDR Bloomberg High Yield Bond ETF	19.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.9%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Dynamic Income Fund - Class A Shares (HCMBX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMBX

HCM Dynamic Income Fund

Class I Shares (HCMUX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$127,772,456
  Number of Portfolio Holdings5
  Advisory Fee $782,628
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Fixed Income	96.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Convertible Bond ETF	22.7%
SPDR Bloomberg Convertible Securities ETF	22.5%
iShares iBoxx $ High Yield Corporate Bond ETF	21.6%
SPDR Bloomberg High Yield Bond ETF	19.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.9%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Dynamic Income Fund - Class I Shares (HCMUX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMUX

HCM Dynamic Income Fund

Investor Class Shares (HCMFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$134	2.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$127,772,456
  Number of Portfolio Holdings5
  Advisory Fee $782,628
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Fixed Income	96.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Convertible Bond ETF	22.7%
SPDR Bloomberg Convertible Securities ETF	22.5%
iShares iBoxx $ High Yield Corporate Bond ETF	21.6%
SPDR Bloomberg High Yield Bond ETF	19.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.9%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Dynamic Income Fund - Investor Class Shares (HCMFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMFX

HCM Multi-Asset Plus Fund

Class A Shares (HCMEX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$70	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$805,784,569
  Number of Portfolio Holdings7
  Advisory Fee $3,782,550
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
70.9%
Fixed Income
27.6%
Other Assets in Excess of Liabilities
1.5%

Value	Value
Other Assets in Excess of Liabilities	1.5%
Fixed Income	27.6%
Equity	70.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	21.5%
ProShares Ultra QQQ	19.8%
Vanguard Mega Cap Growth ETF	17.0%
Invesco QQQ Trust Series 1 ETF	16.9%
ProShares Ultra S&P500	11.1%
Direxion Daily S&P 500 Bull 3X	6.1%
Vanguard Total Bond Market ETF	6.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Multi-Asset Plus Fund - Class A Shares (HCMEX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMEX

HCM Multi-Asset Plus Fund

Class I Shares (HCMLX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$57	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$805,784,569
  Number of Portfolio Holdings7
  Advisory Fee $3,782,550
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Fixed Income	27.6%
Equity	70.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	21.5%
ProShares Ultra QQQ	19.8%
Vanguard Mega Cap Growth ETF	17.0%
Invesco QQQ Trust Series 1 ETF	16.9%
ProShares Ultra S&P500	11.1%
Direxion Daily S&P 500 Bull 3X	6.1%
Vanguard Total Bond Market ETF	6.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Multi-Asset Plus Fund - Class I Shares (HCMLX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMLX

HCM Multi-Asset Plus Fund

Investor Class Shares (HCMKX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$110	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$805,784,569
  Number of Portfolio Holdings7
  Advisory Fee $3,782,550
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Fixed Income	27.6%
Equity	70.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	21.5%
ProShares Ultra QQQ	19.8%
Vanguard Mega Cap Growth ETF	17.0%
Invesco QQQ Trust Series 1 ETF	16.9%
ProShares Ultra S&P500	11.1%
Direxion Daily S&P 500 Bull 3X	6.1%
Vanguard Total Bond Market ETF	6.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Multi-Asset Plus Fund - Investor Class Shares (HCMKX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMKX

HCM Tactical Plus Fund

Class A Shares (HCMGX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$2,001,513,992
  Number of Portfolio Holdings25
  Advisory Fee $12,292,469
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Tactical Plus Fund - Class A Shares (HCMGX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMGX

HCM Tactical Plus Fund

Investor Class Shares (HCMDX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$127	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$2,001,513,992
  Number of Portfolio Holdings25
  Advisory Fee $12,292,469
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Tactical Plus Fund - Investor Class Shares (HCMDX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMDX

HCM Tactical Plus Fund

Class I Shares: (HCMIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$73	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$2,001,513,992
  Number of Portfolio Holdings25
  Advisory Fee $12,292,469
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Tactical Plus Fund - Class I Shares (HCMIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMIX

HCM Tactical Plus Fund

Class R Shares: (HCMSX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$2,001,513,992
  Number of Portfolio Holdings25
  Advisory Fee $12,292,469
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.7%
Technology	1.5%
Equity	97.4%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.5%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.8%
ProShares Ultra QQQ	18.3%
ProShares UltraPro QQQ	15.0%
Vanguard Growth ETF	6.6%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Alphabet, Inc., Class A	0.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

HCM Tactical Plus Fund - Class R Shares (HCMSX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HCMSX

(a)       Tailored Shareholder Report

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HCM Tactical Plus Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Multi-Asset Plus Fund
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

HCM Dynamic Income Fund
Class A Shares: HCMBX
Class I Shares: HCMUX
Investor Class Shares: HCMFX

Semi-Annual Financial Statements
and Additional Information

December 31, 2025

1-855-969-8464
www.howardcmfunds.com

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 2.6%
	AUTOMOTIVE - 0.1%
3,116	Tesla, Inc.(a)	$1,401,328

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,387,794

	CHEMICALS - 0.0%(b)
11,050	CF Industries Holdings, Inc.	854,607

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	2,689,283

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation, A	982,138
8,769	Crown Castle, Inc.	779,301
		1,761,439
	INTERNET MEDIA & SERVICES - 0.7%
12,288	Alphabet, Inc., Class A	3,846,144
6,213	Alphabet, Inc., Class C	1,949,639
11,824	Meta Platforms, Inc., Class A	7,804,905
		13,600,688
	OIL & GAS PRODUCERS - 0.0%(b)
6,500	Chevron Corporation	990,665

	SELF-STORAGE REIT - 0.0%(b)
6,704	Extra Space Storage, Inc.	872,995

	SEMICONDUCTORS - 1.2%
19,502	Advanced Micro Devices, Inc.(a)	4,176,548
88,960	NVIDIA Corporation	16,591,041
10,156	QUALCOMM, Inc.	1,737,184
		22,504,773
	SOFTWARE - 0.2%
1,000	Atlassian Corporation, Class A(a)	162,140
5,200	Microsoft Corporation	2,514,824

See accompanying notes to financial statements.

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 2.6% (Continued)
	SOFTWARE - 0.2% (Continued)
4,485	Salesforce, Inc.	$1,188,121
		3,865,085
	SPECIALTY FINANCE - 0.0%(b)
13,587	PayPal Holdings, Inc.	793,209

	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	2,190,104

	TOTAL COMMON STOCKS (Cost $22,322,462)	52,911,970

	EXCHANGE-TRADED FUNDS — 97.4%
	EQUITY - 97.4%
634,946	Invesco QQQ Trust Series 1 ETF	390,053,678
5,190,918	ProShares Ultra QQQ	365,492,536
6,505,514	ProShares Ultra S&P500	376,799,371
5,684,496	ProShares UltraPro QQQ	299,686,629
268,735	Vanguard Growth ETF	131,105,057
932,997	Vanguard Mega Cap Growth ETF	385,113,172
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,204,999,751)	1,948,250,443

	TOTAL INVESTMENTS - 100.0% (Cost $1,227,322,213)	$2,001,162,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	351,579
	NET ASSETS - 100.0%	$2,001,513,992

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9%
	APPAREL & TEXTILE PRODUCTS - 0.5%
26,333	Ralph Lauren Corporation	$9,311,612

	AUTOMOTIVE - 0.6%
76,278	BorgWarner, Inc.	3,437,087
97,077	General Motors Company	7,894,302
		11,331,389
	BANKING - 0.7%
73,828	Citigroup, Inc.	8,614,990
23,871	M&T Bank Corporation	4,809,529
		13,424,519
	BIOTECH & PHARMA - 0.4%
178,927	Organon & Company	1,282,907
90,184	Pfizer, Inc.	2,245,582
308,928	Viatris, Inc.	3,846,153
		7,374,642
	CHEMICALS - 0.4%
19,313	Albemarle Corporation	2,731,631
34,974	CF Industries Holdings, Inc.	2,704,889
85,615	Mosaic Company (The)	2,062,465
		7,498,985
	ELECTRIC UTILITIES - 1.1%
237,447	AES Corporation (The)	3,404,990
64,506	Entergy Corporation	5,962,289
60,741	Evergy, Inc.	4,403,115
126,362	PPL Corporation	4,425,197
51,345	Public Service Enterprise Group, Inc.	4,123,004
		22,318,595
	ENTERTAINMENT CONTENT - 0.7%
98,267	Fox Corporation, Class A	7,180,370
106,260	Fox Corporation, Class B	6,899,462
		14,079,832
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,728,291

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
5,945	Humana, Inc.	$1,522,693
23,450	Universal Health Services, Inc., Class B	5,112,569
		6,635,262
	HOME CONSTRUCTION - 0.4%
27,216	Lennar Corporation, Class A	2,797,805
41,197	PulteGroup, Inc.	4,830,760
		7,628,565
	INSURANCE - 0.4%
8,633	Berkshire Hathaway, Inc., Class B(a)	4,339,377
48,523	MetLife, Inc.	3,830,406
		8,169,783
	OIL & GAS PRODUCERS - 0.8%
76,259	APA Corporation	1,865,295
106,605	Coterra Energy, Inc.	2,805,844
67,680	EQT Corporation	3,627,648
20,399	Marathon Petroleum Corporation	3,317,489
23,556	Valero Energy Corporation	3,834,681
		15,450,957
	PUBLISHING & BROADCASTING - 0.2%
143,272	News Corporation, Class B	4,245,149

	RETAIL - CONSUMER STAPLES - 0.2%
68,091	Kroger Company (The)	4,254,326

	SEMICONDUCTORS - 0.1%
30,558	Skyworks Solutions, Inc.	1,937,683

	SPECIALTY FINANCE - 0.4%
102,478	Synchrony Financial	8,549,740

	SPECIALTY REIT - 0.0%(b)
13,608	Millrose Properties, Inc.	406,471

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	STEEL - 0.4%
19,174	Nucor Corporation	$3,127,471
27,639	Steel Dynamics, Inc.	4,683,429
		7,810,900
	TECHNOLOGY HARDWARE - 0.4%
178,604	Hewlett Packard Enterprise Company	4,290,067
115,577	HP, Inc.	2,575,056
		6,865,123
	TECHNOLOGY SERVICES - 0.3%
44,068	Cognizant Technology Solutions Corporation, Class A	3,657,644
136,795	DXC Technology Company(a)	2,004,047
		5,661,691
	TELECOMMUNICATIONS - 0.5%
202,853	AT&T, Inc.	5,038,868
95,278	Verizon Communications, Inc.	3,880,673
		8,919,541
	TOBACCO & CANNABIS - 0.2%
70,078	Altria Group, Inc.	4,040,697

	TRANSPORTATION & LOGISTICS - 1.4%
88,489	Alaska Air Group, Inc.(a)	4,450,997
245,913	American Airlines Group, Inc.(a)	3,769,846
85,071	Delta Air Lines, Inc.	5,903,927
113,737	Southwest Airlines Company	4,700,750
75,425	United Airlines Holdings, Inc.(a)	8,434,024
		27,259,544
	WHOLESALE - CONSUMER STAPLES - 0.3%
40,126	Archer-Daniels-Midland Company	2,306,844
28,136	Bunge Global S.A.	2,506,354
		4,813,198

	TOTAL COMMON STOCKS (Cost $154,359,385)	211,716,495

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4%
	EQUITY - 87.4%
712,994	Direxion Daily S&P 500 Bull 3X	$157,293,606
1,011,427	iShares Select Dividend ETF	142,752,807
4,701,582	ProShares Ultra QQQ	331,038,389
5,719,806	ProShares Ultra S&P500	331,291,163
1,025,589	ProShares UltraPro S&P 500	118,722,183
268,284	SPDR S&P 500 ETF	182,948,225
1,231,457	Vanguard Dividend Appreciation ETF	270,649,619
12,580	Vanguard Growth ETF	6,137,279
1,132,957	Vanguard High Dividend Yield ETF	162,601,989
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,194,854,396)	1,703,435,260

	TOTAL INVESTMENTS - 98.3% (Cost $1,349,213,781)	$1,915,151,755
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	33,139,844
	NET ASSETS - 100.0%	$1,948,291,599

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM MULTI-ASSET PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	EQUITY - 70.9%
222,150	Direxion Daily S&P 500 Bull 3X	$49,008,512
221,689	Invesco QQQ Trust Series 1 ETF	136,185,770
2,265,618	ProShares Ultra QQQ	159,522,163
1,550,200	ProShares Ultra S&P500	89,787,584
331,639	Vanguard Mega Cap Growth ETF	136,890,630
		571,394,659
	FIXED INCOME - 27.6%
1,732,889	iShares Core U.S. Aggregate Bond ETF	173,080,953
661,100	Vanguard Total Bond Market ETF	48,967,677
		222,048,630

	TOTAL EXCHANGE-TRADED FUNDS (Cost $602,665,857)	793,443,289

	TOTAL INVESTMENTS - 98.5% (Cost $602,665,857)	$793,443,289
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	12,341,280
	NET ASSETS - 100.0%	$805,784,569

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.0%
	FIXED INCOME - 96.0%
295,117	iShares Convertible Bond ETF	$29,069,025
341,991	iShares iBoxx $ High Yield Corporate Bond ETF	27,574,734
131,146	iShares J.P. Morgan USD Emerging Markets Bond ETF	12,626,737
322,481	SPDR Bloomberg Convertible Securities ETF	28,765,305
253,468	SPDR Bloomberg High Yield Bond ETF	24,639,624
	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,416,839)	122,675,425

	TOTAL INVESTMENTS - 96.0% (Cost $108,416,839)	$122,675,425
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	5,097,031
	NET ASSETS - 100.0%	$127,772,456

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31 2025

	HCM Tactical Plus	HCM Sector Plus	HCM Multi-Asset	HCM Dynamic
	Fund	Fund	Plus Fund	Income Fund
ASSETS
Investment securities:
At cost	$1,227,322,213	$1,349,213,781	$602,665,857	$108,416,839
At fair value	$2,001,162,413	$1,915,151,755	$793,443,289	$122,675,425
Cash and cash equivalents	2,900,241	35,196,278	13,686,366	5,191,070
Receivable for fund shares sold	1,160,835	1,108,255	643,374	111,220
Dividends and interest receivable	57,369	899,395	40,002	3,587
Prepaid expenses	81,445	65,925	46,638	24,659
TOTAL ASSETS	2,005,362,303	1,952,421,608	807,859,669	128,005,961

LIABILITIES
Investment advisory fees payable	2,165,305	2,078,834	666,737	132,315
Payable for fund shares redeemed	774,919	1,093,943	1,028,646	9,711
Distribution (12b-1) fees payable	817,463	843,075	288,418	23,245
Payable to related parties	21,238	34,494	26,747	9,483
Accrued expenses and other liabilities	69,386	79,663	64,552	58,751
TOTAL LIABILITIES	3,848,311	4,130,009	2,075,100	233,505
NET ASSETS	$2,001,513,992	$1,948,291,599	$805,784,569	$127,772,456

Net Assets Consist Of:
Paid in capital	$1,270,685,461	$1,432,354,162	$620,249,158	$122,184,793
Accumulated earnings	730,828,531	515,937,437	185,535,411	5,587,663
NET ASSETS	$2,001,513,992	$1,948,291,599	$805,784,569	$127,772,456

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31 2025

	HCM Tactical Plus		HCM Sector Plus		HCM Multi-Asset	HCM Dynamic
	Fund		Fund		Plus Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,149,169,985		$1,037,634,787		$488,630,238	$112,253,324
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	33,727,115		47,038,972		26,212,200	10,717,711
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$34.07		$22.06		$18.64	$10.47
Maximum offering price per share (maximum sales charge of 5.75%)	$36.15		$23.40		$19.78	$11.11

Class I Shares:
Net Assets	$190,974,887		$188,682,514		$95,513,297	$15,502,773
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,514,419		8,441,448		5,099,856	1,483,175
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$34.63		$22.35		$18.73	$10.45

Class R Shares:
Net Assets	$43		$40
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		2
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$34.08	*	$22.01	*

Class A1 Shares:
Net Assets			$6,732
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			305
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$22.10	*
Maximum offering price per share (maximum sales charge of 5.75%)			$23.45

Investor Class Shares:
Net Assets	$661,369,077		$721,967,526		$221,641,034	$16,359
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,278,323		35,093,452		12,343,144	1,570
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$31.08		$20.57		$17.96	$10.42

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

	HCM Tactical	HCM Sector Plus	HCM Multi-Asset	HCM Dynamic
	Plus Fund	Fund	Plus Fund	Income Fund
INVESTMENT INCOME
Dividends	$4,462,022	$12,732,048	$6,280,676	$2,782,126
Interest	208,291	499,401	118,534	21,863
TOTAL INVESTMENT INCOME	4,670,313	13,231,449	6,399,210	2,803,989

EXPENSES
Investment advisory fees	12,292,469	11,792,809	3,782,550	782,628
Distribution (12b-1) fees:
Class A	1,463,535	1,308,189	612,621	137,749
Class A1	—	14	—	—
Investor Class	3,123,784	3,393,299	1,081,577	83
Third party administrative servicing fees	240,563	227,691	88,664	32,395
Administrative services fees	212,168	209,400	97,845	25,167
Transfer agent fees	145,381	145,668	99,176	60,068
Accounting services fees	96,652	99,209	45,541	13,257
Registration fees	59,942	61,524	43,645	29,095
Custodian fees	40,735	46,553	25,716	8,658
Printing and postage expenses	27,936	28,136	18,436	5,820
Compliance officer fees	19,689	20,126	13,278	8,648
Audit fees	10,975	10,981	10,974	10,968
Trustees fees and expenses	10,419	10,440	10,251	10,167
Legal fees	9,246	9,631	9,757	9,855
Insurance expense	7,562	7,568	4,140	1,774
Other expenses	2,975	3,852	2,489	1,975
TOTAL EXPENSES	17,764,031	17,375,090	5,946,660	1,138,307

NET INVESTMENT INCOME (LOSS)	(13,093,718)	(4,143,641)	452,550	1,665,682

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	30,538,458	18,871,271	12,096,011	1,015,790
Net change in unrealized appreciation on investments	271,363,078	237,735,753	74,584,748	4,414,673

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	301,901,536	256,607,024	86,680,759	5,430,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288,807,818	$252,463,383	$87,133,309	$7,096,145

See accompanying notes to financial statements.

HCM Tactical Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
FROM OPERATIONS
Net investment loss	$(13,093,718)	$(10,354,341)
Net realized gain from investments	30,538,458	123,961,715
Net change in unrealized appreciation on investments	271,363,078	41,968,924
Net increase in net assets resulting from operations	288,807,818	155,576,298

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(30,492,640)	(108,834,173)
Class I	(4,962,445)	(10,529,589)
Class R	(1)	(4)
Investor Class	(19,162,732)	(54,734,366)
Net decrease in net assets resulting from distributions to shareholders	(54,617,818)	(174,098,132)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	71,426,834	305,330,931
Class I	40,545,537	80,195,262
Investor Class	62,443,378	127,828,392
Net asset value of shares issued in reinvestment of distributions:
Class A	29,108,367	104,739,899
Class I	4,832,317	9,634,722
Class R	1	4
Investor Class	19,062,266	54,249,901
Payments for shares redeemed:
Class A	(181,509,333)	(361,991,208)
Class I	(18,507,151)	(48,884,964)
Investor Class	(44,589,147)	(85,401,600)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(17,186,931)	185,701,339

TOTAL INCREASE IN NET ASSETS	217,003,069	167,179,505

NET ASSETS
Beginning of Period	1,784,510,923	1,617,331,418
End of Period	$2,001,513,992	$1,784,510,923

See accompanying notes to financial statements.

HCM Tactical Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	2,146,208	10,369,414
Shares Reinvested	833,096	3,483,999
Shares Redeemed	(5,396,942)	(12,470,758)
Net increase (decrease) in shares of beneficial interest outstanding	(2,417,638)	1,382,655

Class I:
Shares Sold	1,200,494	2,809,139
Shares Reinvested	136,083	316,307
Shares Redeemed	(551,458)	(1,673,027)
Net increase in shares of beneficial interest outstanding	785,119	1,452,419

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Investor Class:
Shares Sold	2,019,116	4,819,535
Shares Reinvested	598,126	1,958,480
Shares Redeemed	(1,465,600)	(3,196,784)
Net increase in shares of beneficial interest outstanding	1,151,642	3,581,231

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2025		Year Ended
	(Unaudited)		June 30, 2025
FROM OPERATIONS
Net investment income (loss)	$(4,143,641)		$3,585,047
Net realized gain from investments	18,871,271		73,762,158
Net change in unrealized appreciation on investments	237,735,753		7,745,002
Net increase in net assets resulting from operations	252,463,383		85,092,207

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(5,548,879)		(123,845,220)
Class I	(1,433,702)		(13,178,980)
Class R	(0	) *	(4)
Class A1	(28)		(704)
Investor Class	(3,096,573)		(73,046,457)
Net decrease in net assets resulting from distributions to shareholders	(10,079,182)		(210,071,365)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	60,702,623		215,557,390
Class I	46,494,577		66,355,282
Class A1	—		392
Investor Class	75,909,679		153,547,408
Net asset value of shares issued in reinvestment of distributions:
Class A	5,324,623		120,509,238
Class I	1,419,399		12,374,229
Class R	0	*	4
Class A1	27		704
Investor Class	3,077,204		72,212,403
Payments for shares redeemed:
Class A	(146,439,135)		(273,327,085)
Class I	(15,991,218)		(36,194,010)
Class A1	(460)		(206)
Investor Class	(46,647,646)		(97,489,026)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(16,150,327)		233,546,723

TOTAL INCREASE IN NET ASSETS	226,233,874		108,567,565

NET ASSETS
Beginning of Period	1,722,057,725		1,613,490,160
End of Period	$1,948,291,599		$1,722,057,725

*	Amount represents less than $0.50

See accompanying notes to financial statements.

HCM Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	2,870,965	10,921,253
Shares Reinvested	236,335	6,379,187
Shares Redeemed	(6,889,287)	(14,097,069)
Net increase (decrease) in shares of beneficial interest outstanding	(3,781,987)	3,203,371

Class I:
Shares Sold	2,141,846	3,455,267
Shares Reinvested	62,173	646,511
Shares Redeemed	(751,204)	(1,875,033)
Net increase in shares of beneficial interest outstanding	1,452,815	2,226,745

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Class A1:
Shares Sold	—	21
Shares Reinvested	1	37
Shares Redeemed	(20)	(9)
Net increase (decrease) in shares of beneficial interest outstanding	(19)	49

Investor Class:
Shares Sold	3,826,531	8,418,439
Shares Reinvested	146,394	4,070,598
Shares Redeemed	(2,370,786)	(5,397,294)
Net increase in shares of beneficial interest outstanding	1,602,139	7,091,743

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
FROM OPERATIONS
Net investment income	$452,550	$3,106,221
Net realized gain from investments	12,096,011	81,903,362
Net change in unrealized appreciation (depreciation) on investments	74,584,748	(32,931,098)
Net increase in net assets resulting from operations	87,133,309	52,078,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(17,657,835)	(43,430,519)
Class I	(3,651,638)	(8,524,275)
Investor Class	(7,843,646)	(17,230,650)
Net decrease in net assets resulting from distributions to shareholders	(29,153,119)	(69,185,444)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	36,135,215	94,106,446
Class I	13,086,341	31,026,403
Investor Class	20,538,050	41,656,517
Net asset value of shares issued in reinvestment of distributions:
Class A	17,074,230	42,337,135
Class I	3,568,939	8,153,208
Investor Class	7,696,850	16,972,287
Payments for shares redeemed:
Class A	(66,817,948)	(130,005,344)
Class I	(12,040,273)	(37,503,837)
Investor Class	(20,111,185)	(38,744,358)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(869,781)	27,998,457

TOTAL INCREASE IN NET ASSETS	57,110,409	10,891,498

NET ASSETS
Beginning of Period	748,674,160	737,782,662
End of Period	$805,784,569	$748,674,160

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	1,941,824	5,558,297
Shares Reinvested	900,540	2,529,100
Shares Redeemed	(3,597,831)	(7,705,477)
Net increase (decrease) in shares of beneficial interest outstanding	(755,467)	381,920

Class I:
Shares Sold	695,469	1,843,814
Shares Reinvested	187,346	485,599
Shares Redeemed	(655,516)	(2,335,989)
Net increase (decrease) in shares of beneficial interest outstanding	227,299	(6,576)

Investor Class:
Shares Sold	1,144,039	2,571,098
Shares Reinvested	421,284	1,045,092
Shares Redeemed	(1,115,508)	(2,408,492)
Net increase in shares of beneficial interest outstanding	449,815	1,207,698

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
FROM OPERATIONS
Net investment income	$1,665,682	$2,568,975
Net realized gain (loss) from investments	1,015,790	(3,816,031)
Net change in unrealized appreciation on investments	4,414,673	7,935,163
Net increase in net assets resulting from operations	7,096,145	6,688,107

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(2,312,997)	(2,344,625)
Class I	(369,868)	(345,683)
Investor Class	(243)	(254)
Net decrease in net assets resulting from distributions to shareholders	(2,683,108)	(2,690,562)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,606,781	37,824,967
Class I	1,526,427	3,898,888
Net asset value of shares issued in reinvestment of distributions:
Class A	2,227,768	2,273,040
Class I	364,317	312,837
Investor Class	32	33
Payments for shares redeemed:
Class A	(11,887,013)	(45,633,553)
Class I	(1,068,629)	(4,300,058)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,769,683	(5,623,846)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,182,720	(1,626,301)

NET ASSETS
Beginning of Period	121,589,736	123,216,037
End of Period	$127,772,456	$121,589,736

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	1,007,270	3,804,851
Shares Reinvested	211,363	230,767
Shares Redeemed	(1,128,895)	(4,587,071)
Net increase (decrease) in shares of beneficial interest outstanding	89,738	(551,453)

Class I:
Shares Sold	144,161	388,419
Shares Reinvested	34,631	31,825
Shares Redeemed	(101,670)	(434,315)
Net increase (decrease) in shares of beneficial interest outstanding	77,122	(14,071)

Investor Class:
Shares Reinvested	3	3
Net increase in shares of beneficial interest outstanding	3	3

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of period	$30.03		$30.23	$23.47	$20.26		$26.15	$16.32
Activity from investment operations:
Net investment loss (1)	(0.19)		(0.12)	(0.09)	(0.07)		(0.31)	(0.29)
Net realized and unrealized gain (loss) on investments	5.16		3.11	6.85	3.41		(5.30)	10.80
Total from investment operations	4.97		2.99	6.76	3.34		(5.61)	10.51
Less distributions from:
Return of capital	—		—	—	(0.00	) (6)	—	—
Net realized gains	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Paid-in-Capital From Redemption Fees	—		—	—	—		0.00 (6)	0.00 (6)
Net asset value, end of period	$34.07		$30.03	$30.23	$23.47		$20.26	$26.15
Total return (2)	16.46	% (8)	9.87%	28.80%	16.64%		(21.77)%	65.30%
Net assets, at end of period (000s)	$1,149,170		$1,085,528	$1,050,839	$934,122		$752,628	$626,800
Ratio of gross expenses to average net assets (3)(4)	1.58	% (7)	1.61%	1.61%	1.63%		1.64%	1.65%
Ratio of net expenses to average net assets (4)	1.58	% (7)	1.61%	1.61%	1.63%		1.64%	1.65%
Ratio of net investment loss to average net assets (4)(5)	(1.12	)% (7)	(0.42)%	(0.38)%	(0.37)%		(1.20)%	(1.33)%
Portfolio Turnover Rate	0	% (8)	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of period	$30.47		$30.56	$23.66	$20.38		$26.23	$16.33
Activity from investment operations:
Net investment loss (1)	(0.14)		(0.04)	(0.02)	(0.03)		(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	5.23		3.14	6.92	3.44		(5.32)	10.83
Total from investment operations	5.09		3.10	6.90	3.41		(5.57)	10.58
Less distributions from:
Return of capital	—		—	—	(0.00	) (6)	—	—
Net realized gains	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Paid-in-Capital From Redemption Fees	—		—	—	—		0.00 (6)	—
Net asset value, end of period	$34.63		$30.47	$30.56	$23.66		$20.38	$26.23
Total return (2)	16.62	% (8)	10.14%	29.16%	16.88%		(21.55)%	65.70%
Net assets, at end of period (000s)	$190,975		$144,123	$100,139	$25,235		$15,316	$7,960
Ratio of gross expenses to average net assets (3)(4)	1.33	% (7)	1.36%	1.36%	1.37%		1.39%	1.40%
Ratio of net expenses to average net assets (4)	1.33	% (7)	1.36%	1.36%	1.37%		1.39%	1.40%
Ratio of net investment loss to average net assets (4)(5)	(0.84	)% (7)	(0.14)%	(0.10)%	(0.13)%		(0.95)%	(1.08)%
Portfolio Turnover Rate	0	% (8)	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of period	$30.04		$30.24	$23.48	$20.27		$26.16	$16.33
Activity from investment operations:
Net investment income (1)	0.07	(7)	0.18 (7)	0.15 (7)	0.06	(7)	0.07	0.03
Net realized and unrealized gain (loss) on investments	4.90		2.81	6.61	3.28		(5.68)	10.48
Total from investment operations	4.97		2.99	6.76	3.34		(5.61)	10.51
Less distributions from:
Return of capital	—		—	—	(0.00	) (8)	—	—
Net realized gains	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Net asset value, end of period	$34.08		$30.04	$30.24	$23.48		$20.27	$26.16
Total return (2)	16.45	% (10)	9.87%	28.79%	16.63%		(21.76)%	65.26%
Net assets, at end of period (6)	$43		$37	$34	$26		$23	$29
Ratio of gross expenses to average net assets (3)(4)	1.43	% (9)	1.46%	1.46%	1.48%		1.49%	1.50%
Ratio of net expenses to average net assets (4)	1.43	% (9)	1.46%	1.46%	1.48%		1.49%	1.50%
Ratio of net investment income (loss) to average net assets (4)(5)	0.22	% (9)	0.61%	0.61%	0.31%		(1.05)%	(1.18)%
Portfolio Turnover Rate	0	% (10)	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(8)	Amount represents less than $0.005 per share.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of period	$27.57		$28.19	$22.04	$19.18		$24.96	$15.71
Activity from investment operations:
Net investment loss (1)	(0.28)		(0.31)	(0.26)	(0.22)		(0.49)	(0.44)
Net realized and unrealized gain (loss) on investments	4.72		2.88	6.41	3.21		(5.01)	10.37
Total from investment operations	4.44		2.57	6.15	2.99		(5.50)	9.93
Less distributions from:
Return of capital	—		—	—	(0.00	) (6)	—	—
Net realized gains	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(0.93)		(3.19)	—	(0.13)		(0.28)	(0.68)
Paid-in-Capital From Redemption Fees	—		—	—	—		0.00 (6)	0.00 (6)
Net asset value, end of period	$31.08		$27.57	$28.19	$22.04		$19.18	$24.96
Total return (2)	16.01	% (8)	9.06%	27.90%	15.75%		(22.37)%	64.13%
Net assets, at end of period (000s)	$661,369		$554,861	$466,354	$311,717		$208,464	$179,812
Ratio of gross expenses to average net assets (3)(4)	2.33	% (7)	2.36%	2.36%	2.37%		2.39%	2.40%
Ratio of net expenses to average net assets (4)	2.33	% (7)	2.36%	2.36%	2.37%		2.39%	2.40%
Ratio of net investment loss to average net assets (4)(5)	(1.85	)% (7)	(1.16)%	(1.09)%	(1.14)%		(1.95)%	(2.08)%
Portfolio Turnover Rate	0	% (8)	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of period	$19.30		$20.82	$17.90	$17.28	$19.05	$11.94
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.09	0.01 (7)	0.06	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	2.90		1.02	3.80	1.85	(1.74)	7.14
Total from investment operations	2.88		1.11	3.81	1.91	(1.77)	7.11
Less distributions from:
Net investment income	(0.03)		—	(0.03)	—	—	—
Net realized gains	(0.09)		(2.63)	(0.86)	(1.29)	—	—
Total distributions	(0.12)		(2.63)	(0.89)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—		—	—	—	0.00 (6)	0.00 (6)
Net asset value, end of period	$22.06		$19.30	$20.82	$17.90	$17.28	$19.05
Total return (2)	14.90	% (9)	5.61%	22.18%	12.17%	(9.29)%	59.55%
Net assets, at end of period (000s)	$1,037,635		$980,802	$991,374	$949,351	$920,476	$739,011
Ratio of gross expenses to average net assets (3)(5)	1.58	% (8)	1.61%	1.62%	1.61%	1.63%	1.64%
Ratio of net expenses to average net assets (5)	1.58	% (8)	1.61%	1.62%	1.61%	1.63%	1.64%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.20	)% (8)	0.44%	0.05%	0.38%	(0.14)%	(0.18)%
Portfolio Turnover Rate	0	% (9)	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of period	$19.57		$21.03	$18.07	$17.39	$19.12	$11.95
Activity from investment operations:
Net investment income (loss) (1)	0.01	(7)	0.15	0.06 (7)	0.11	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	2.94		1.02	3.83	1.86	(1.72)	7.14
Total from investment operations	2.95		1.17	3.89	1.97	(1.73)	7.17
Less distributions from:
Net investment income	(0.08)		—	(0.07)	—	—	—
Net realized gains	(0.09)		(2.63)	(0.86)	(1.29)	—	—
Total distributions	(0.17)		(2.63)	(0.93)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—		—	—	—	0.00 (6)	0.00 (6)
Net asset value, end of period	$22.35		$19.57	$21.03	$18.07	$17.39	$19.12
Total return (2)	15.06	% (9)	5.85%	22.51%	12.45%	(9.05)%	60.00%
Net assets, at end of period (000s)	$188,683		$136,800	$100,145	$24,163	$17,170	$33,183
Ratio of gross expenses to average net assets (3)(5)	1.33	% (8)	1.36%	1.37%	1.36%	1.38%	1.39%
Ratio of net expenses to average net assets (5)	1.33	% (8)	1.36%	1.37%	1.36%	1.38%	1.39%
Ratio of net investment income (loss)
to average net assets (4)(5)	0.09	% (8)	0.75%	0.34%	0.63%	(0.04)%	0.18%
Portfolio Turnover Rate	0	% (9)	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of period	$19.25		$20.77	$17.90	$17.28	$19.05	$11.94
Activity from investment operations:
Net investment income (1)	0.11	(7)	0.26	0.19 (7)	0.16	0.19	0.18
Net realized and unrealized gain (loss) on investments	2.82		0.85	3.61	1.75	(1.96)	6.93
Total from investment operations	2.93		1.11	3.80	1.91	(1.77)	7.11
Less distributions from:
Net investment income	(0.08)		—	(0.07)	—	—	—
Net realized gains	(0.09)		(2.63)	(0.86)	(1.29)	—	—
Total distributions	(0.17)		(2.63)	(0.93)	(1.29)	—	—
Net asset value, end of period	$22.01		$19.25	$20.77	$17.90	$17.28	$19.05
Total return (2)	15.21	% (9)	5.62%	22.20%	12.17%	(9.29)%	59.55%
Net assets, at end of year (6)	$40		$35	$33	$27	$24	$26
Ratio of gross expenses to average net assets (3)(5)	1.43	% (8)	1.46%	1.47%	1.46%	1.48%	1.49%
Ratio of net expenses to average net assets (5)	1.43	% (8)	1.46%	1.47%	1.46%	1.48%	1.49%
Ratio of net investment income to average net assets (4)(5)	1.04	% (8)	1.33%	1.03%	0.96%	0.80%	1.00%
Portfolio Turnover Rate	0	% (9)	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A1	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of period	$19.33		$20.88	$17.95	$17.35	$19.16	$12.04
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		0.06	(0.03)	0.03	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	2.90		1.02	3.82	1.86	(1.74)	7.21
Total from investment operations	2.86		1.08	3.79	1.89	(1.81)	7.12
Less distributions from:
Net investment income	(0.00)		—	—	—	—	—
Net realized gains	(0.09)		(2.63)	(0.86)	(1.29)	—	—
Total distributions	(0.09)		(2.63)	(0.86)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—		—	—	—	—	0.00 (6)
Net asset value, end of period	$22.10		$19.33	$20.88	$17.95	$17.35	$19.16
Total return (2)	14.79	% (8)	5.43%	22.01%	11.99%	(9.45)%	59.14%
Net assets, at end of period (000s)	$7		$6	$6	$7	$6	$5
Ratio of gross expenses to average net assets (3)(5)	1.73	% (7)	1.76%	1.77%	1.76%	1.78%	1.79%
Ratio of net expenses to average net assets (5)	1.73	% (7)	1.76%	1.77%	1.76%	1.78%	1.79%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.39	)% (7)	0.30%	(0.15)%	0.20%	(0.33)%	(0.60)%
Portfolio Turnover Rate	0	% (8)	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of period	$18.05		$19.77		$17.14	$16.72	$18.58	$11.73
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.05	) (7)	(0.11)	(0.06)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	2.70		0.96		3.60	1.77	(1.69)	6.99
Total from investment operations	2.61		0.91		3.49	1.71	(1.86)	6.85
Less distributions from:
Net realized gains	(0.09)		(2.63)		(0.86)	(1.29)	—	—
Total distributions	(0.09)		(2.63)		(0.86)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—		—		—	—	0.00 (6)	0.00 (6)
Net asset value, end of period	$20.57		$18.05		$19.77	$17.14	$16.72	$18.58
Total return (2)	14.44	% (9)	4.84%		21.28%	11.34%	(10.01)%	58.40%
Net assets, at end of period (000s)	$721,968		$604,450		$521,965	$369,389	$269,388	$205,855
Ratio of gross expenses to average net assets (3)(5)	2.33	% (8)	2.36%		2.37%	2.36%	2.38%	2.39%
Ratio of net expenses to average net assets (5)	2.33	% (8)	2.36%		2.37%	2.36%	2.38%	2.39%
Ratio of net investment loss to average net assets (4)(5)	(0.94	)% (8)	(0.30)%		(0.68)%	(0.41)%	(0.89)%	(0.90)%
Portfolio Turnover Rate	0	% (9)	226%		108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of period	$17.27		$17.63	$14.52	$13.22	$16.25		$12.30
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.10	0.11	0.06	(0.01)		0.02
Net realized and unrealized gain (loss) on investments	2.04		1.22	3.10	1.24	(2.95)		4.01
Total from investment operations	2.07		1.32	3.21	1.30	(2.96)		4.03
Less distributions from:
Net investment income	(0.04)		(0.10)	(0.10)	—	(0.04)		(0.04)
Return of capital	—		—	—	—	(0.00	) (6)	—
Net realized gains	(0.66)		(1.58)	—	—	(0.03)		(0.04)
Total distributions	(0.70)		(1.68)	(0.10)	—	(0.07)		(0.08)
Paid-in-Capital From Redemption Fees	—		—	—	—	0.00	(6)	0.00 (6)
Net asset value, end of period	$18.64		$17.27	$17.63	$14.52	$13.22		$16.25
Total return (2)	11.91	% (8)	7.77%	22.19%	9.83%	(18.28)%		32.85%
Net assets, at end of period (000s)	$488,630		$465,667	$468,644	$468,047	$565,518		$416,354
Ratio of gross expenses to average net assets (3)(4)	1.31	% (7)	1.33%	1.34%	1.35%	1.35%		1.38%
Ratio of net expenses to average net assets (4)	1.31	% (7)	1.33%	1.34%	1.35%	1.35%		1.38%
Ratio of net investment income (loss) to average net assets (4)(5)	0.29	% (7)	0.58%	0.69%	0.43%	(0.05)%		0.19%
Portfolio Turnover Rate	14	% (8)	187%	106%	232%	128%		5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class I	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of period	$17.36		$17.69	$14.57	$13.23	$16.26		$12.30
Activity from investment operations:
Net investment income (loss) (1)	0.05		0.14	0.14	0.10	0.05		(0.01)
Net realized and unrealized gain (loss) on investments	2.06		1.25	2.99	1.24	(2.98)		4.08
Total from investment operations	2.11		1.39	3.13	1.34	(2.93)		4.07
Less distributions from:
Net investment income	(0.08)		(0.14)	(0.01)	—	(0.07)		(0.07)
Return of capital	—		—	—	—	(0.00	) (6)	—
Net realized gains	(0.66)		(1.58)	—	—	(0.03)		(0.04)
Total distributions	(0.74)		(1.72)	(0.01)	—	(0.10)		(0.11)
Paid-in-Capital From Redemption Fees	—		—	—	—	0.00	(6)	0.00 (6)
Net asset value, end of period	$18.73		$17.36	$17.69	$14.57	$13.23		$16.26
Total return (2)	12.11	% (8)	8.19%	22.49%	10.13%	(18.12)%		33.15%
Net assets, at end of period (000s)	$95,513		$84,608	$86,325	$9,838	$4,376		$6,600
Ratio of gross expenses to average net assets (3)(4)	1.06	% (7)	1.08%	1.09%	1.10%	1.10%		1.13%
Ratio of net expenses to average net assets (4)	1.06	% (7)	1.08%	1.09%	1.10%	1.10%		1.13%
Ratio of net investment income (loss) to average net assets (4)(5)	0.54	% (7)	0.85%	0.92%	0.79%	0.31%		(0.08)%
Portfolio Turnover Rate	14	% (8)	187%	106%	232%	128%		5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of period	$16.68		$17.11		$14.12		$12.95		$16.00	$12.16
Activity from investment operations:
Net investment loss (1)	(0.04	) (7)	(0.03	) (7)	(0.01	) (7)	(0.03	) (7)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.98		1.18		3.14		1.20		(2.91)	3.96
Total from investment operations	1.94		1.15		3.13		1.17		(3.02)	3.88
Less distributions from:
Net investment income	—		—		(0.14)		—		—	—
Net realized gains	(0.66)		(1.58)		—		—		(0.03)	(0.04)
Total distributions	(0.66)		(1.58)		(0.14)		—		(0.03)	(0.04)
Paid-in-Capital From Redemption Fees	—		—		—		—		0.00 (6)	0.00 (6)
Net asset value, end of period	$17.96		$16.68		$17.11		$14.12		$12.95	$16.00
Total return (2)	11.54	% (9)	6.94%		21.22%		9.03%		(18.90)%	31.93%
Net assets, at end of period (000s)	$221,641		$198,399		$182,813		$143,501		$119,876	$97,342
Ratio of gross expenses to average net assets (3)(4)	2.06	% (8)	2.08%		2.09%		2.10%		2.10%	2.13%
Ratio of net expenses to average net assets (4)	2.06	% (8)	2.08%		2.09%		2.10%		2.10%	2.13%
Ratio of net investment loss to average net assets (4)(5)	(0.46	)% (8)	(0.16)%		(0.06)%		(0.29)%		(0.75)%	(0.55)%
Portfolio Turnover Rate	14	% (9)	187%		106%		232%		128%	5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of period	$10.10		$9.78	$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.20	0.24	0.15
Net realized and unrealized gain (loss) on investments	0.46		0.33	0.06	(0.37)
Total from investment operations	0.60		0.53	0.30	(0.22)
Less distributions from:
Net investment income	(0.23)		(0.21)	(0.26)	(0.04)
Total distributions	(0.23)		(0.21)	(0.26)	(0.04)
Net asset value, end of period	$10.47		$10.10	$9.78	$9.74
Total return (3)	5.91	% (8)	5.50%	2.97%	(2.16)%
Net assets, at end of period (000s)	$112,253		$107,378	$109,322	$129,341
Ratio of gross expenses to average net assets (4)(5)	1.84	% (7)	1.86%	1.88%	1.92%
Ratio of net expenses to average net assets (5)	1.84	% (7)	1.86%	1.88%	1.92%
Ratio of net investment income to average net assets (5)(6)	2.62	% (7)	1.98%	2.42%	1.57%
Portfolio Turnover Rate	1	% (8)	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Class A shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of period	$10.10		$9.77	$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.22	0.24	0.03
Net realized and unrealized gain (loss) on investments	0.46		0.35	0.07	(0.24)
Total from investment operations	0.61		0.57	0.31	(0.21)
Less distributions from:
Net investment income	(0.26)		(0.24)	(0.28)	(0.05)
Total distributions	(0.26)		(0.24)	(0.28)	(0.05)
Net asset value, end of period	$10.45		$10.10	$9.77	$9.74
Total return (3)	5.98	% (8)	5.89%	3.14%	(2.06)%
Net assets, at end of period (000s)	$15,503		$14,196	$13,879	$4
Ratio of gross expenses to average net assets (4)(5)	1.59	% (7)	1.61%	1.62%	1.66%
Ratio of net expenses to average net assets (5)	1.59	% (7)	1.61%	1.62%	1.66%
Ratio of net investment income to average net assets (5)(6)	2.86	% (7)	2.22%	2.45%	0.31%
Portfolio Turnover Rate	1	% (8)	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Class I shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2025		Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of period	$10.02		$9.72	$9.74	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.09		0.12	0.08	(0.23	) (8)
Net realized and unrealized gain on investments	0.46		0.34	0.18	0.02
Total from investment operations	0.55		0.46	0.26	(0.21)
Less distributions from:
Net investment income	(0.15)		(0.16)	(0.28)	(0.05)
Total distributions	(0.15)		(0.16)	(0.28)	(0.05)
Net asset value, end of period	$10.42		$10.02	$9.72	$9.74
Total return (3)	5.53	% (10)	4.80%	2.61%	(2.06)%
Net assets, at end of period (000s)	$16		$16	$15	$10	(7)
Ratio of gross expenses to average net assets (4)(5)	2.59	% (9)	2.61%	2.62%	2.67%
Ratio of net expenses to average net assets (5)	2.59	% (9)	2.61%	2.62%	2.67%
Ratio of net investment income (loss) to average net assets (5)(6)	1.87	% (9)	1.22%	0.84%	(2.32)%
Portfolio Turnover Rate	1	% (10)	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Investor Class shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Actual net assets, not truncated.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The HCM Tactical Plus Fund (“HTPF”), formerly known as HCM Tactical Growth Fund, HCM Sector Plus Fund (“HSPF”), formerly known as HCM Dividend Sector Plus Fund, HCM Multi-Asset Plus Fund (“HMAPF”), formerly known as HCM Income Plus Fund and HCM Dynamic Income Fund (“HDIF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTPF’s and HSPF’s investment objective is to seek long-term capital appreciation. HMAPF’s and HDIF’s investment objective is to seek total return. Each Fund is a “fund of funds”, in that they will generally invest in other investment companies. HTPF commenced operations on July 30, 2014. HSPF commenced operations on March 11, 2015. HMAPF commenced operations on November 9, 2016. HDIF commenced operations on June 30, 2022.

The Funds offer Class A, Class I and Investor Class shares. HTPF and HSPF also offer Class R shares although such Class R shares are not currently available for sale. HSPF also offers Class A1 shares. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTPF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund’s operates as a single operating segment. Each Fund’s income,

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for each Fund’s assets measured at fair value:

HCM Tactical Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$52,911,970	$—	$—	$52,911,970
Exchange-Traded Funds	1,948,250,443	—	—	1,948,250,443
Total	$2,001,162,413	$—	$—	$2,001,162,413

HCM Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$211,716,495	$—	$—	$211,716,495
Exchange-Traded Funds	1,703,435,260	—	—	1,703,435,260
Total	$1,915,151,755	$—	$—	$1,915,151,755

HCM Multi-Asset Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$793,443,289	$—	$—	$793,443,289
Total	$793,443,289	$—	$—	$793,443,289

HCM Dynamic Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$122,675,425	$—	$—	$122,675,425
Total	$122,675,425	$—	$—	$122,675,425

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2023 through June 30, 2025, or expected to be taken in the Funds’ June 30, 2026 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Plus Fund	$—	$82,020,383
HCM Sector Plus Fund	—	56,489,238
HCM Multi-Asset Plus Fund	109,016,777	147,986,843
HCM Dynamic Income Fund	1,499,950	5,002,457

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTPF,

HSPF and HDIF, and 0.95% for HMAPF. For the six months ended December 31, 2025, the Adviser earned investment advisory fees of $12,292,469, $11,792,809, $3,782,550, and $782,628 for HTPF, HSPF, HMAPF and HDIF, respectively.

Effective February 26, 2024, the annual advisory fee for HTPF, HSPF and HDIF is 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than $3 billion.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed until November 1, 2026 to waive a portion of its advisory fee and agreed to reimburse HDIF for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of the Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class I	Investor Class
HDIF	1.99%	1.74%	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. HTGF, HDSPF and HIPF currently do not have a Waiver Agreement in place. During the six months ended December 31, 2025, the Adviser waived $0 in fees pursuant to the Waiver Agreement for HDIF and there are no waived fees available for recoupment.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTPF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HSPF, 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HMAPF and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HDIF and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. For the six months ended December 31, 2025, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Plus Fund	$1,463,535	$—	$3,123,784
HCM Sector Plus Fund	1,308,189	14	3,393,299
HCM Multi-Asset Plus Fund	612,621	—	1,081,577
HCM Dynamic Income Fund	137,749	—	83

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTPF’s Class A shares for the six months ended December 31, 2025, the Distributor received $77,666 from front-end sales charges of which $10,629 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HSPF’s Class A shares for the six months ended December 31, 2025, the Distributor received $16,726 from front-end sales charges of which $2,301 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HMAPF’s Class A shares for the six months ended December 31, 2025, the Distributor received $2,186 from front-end sales charges, of which $314 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDIF’s Class A shares for the six months ended December 31, 2025, the Distributor received $568 from front-end sales charges, of which $77 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025, and June 30, 2024, were as follows:

For the year ended June 30, 2025
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Plus Fund	$136,306,404	$37,791,728	$—	$—	$174,098,132
HCM Sector Plus Fund	166,269,817	43,801,548	—	—	210,071,365
HCM Multi-Asset Plus Fund	14,909,700	54,275,744	—	—	69,185,444
HCM Dynamic Income Fund	2,690,562	—	—	—	2,690,562

For the year ended June 30, 2024
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Plus Fund	$—	$—	$—	$—	$—
HCM Sector Plus Fund	65,189,207	1,641,041	—	—	66,830,248
HCM Multi-Asset Plus Fund	3,278,561	—	—	—	3,278,561
HCM Dynamic Income Fund	3,507,389	—	—	—	3,507,389

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Plus Fund	$—	$35,242,654	$(4,687,412)	$—	$—	$466,083,289	$496,638,531
HCM Sector Plus Fund	2,099,135	—	(3,435,457)	—	—	274,889,558	273,553,236
HCM Multi-Asset Plus Fund	20,414,396	—	—	—	—	107,140,825	127,555,221
HCM Dynamic Income Fund	958,798	—	—	(8,923,973)	—	9,139,801	1,174,626

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows: The HCM Tactical Plus Fund incurred and elected to defer such late year losses of $4,687,412.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. HCM Sector Plus Fund incurred elected to defer such capital losses of $ 3,435,457.

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Plus Fund	$—	$—	$—	$—
HCM Sector Plus Fund	—	—	—	—
HCM Multi-Asset Plus Fund	—	—	—	—
HCM Dynamic Income Fund	8,923,973	—	8,923,973	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassification for the year ended June 30, 2025, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Tactical Plus Fund	$10,109,749	$(10,109,749)
HCM Sector Plus Fund	2,204,936	(2,204,936)
HCM Multi-Asset Plus Fund	3,114,129	(3,114,129)
HCM Dynamic Income Fund	—	—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	(Depreciation)	(Depreciation)
HCM Tactical Plus Fund	$1,263,716,046	$776,353,960	$(38,907,593)	$737,446,367
HCM Sector Plus Fund	1,402,526,444	580,316,652	(67,691,341)	512,625,311
HCM Multi-Asset Plus Fund	611,717,716	192,609,825	(10,884,252)	181,725,573
HCM Dynamic Income Fund	109,120,951	14,258,586	(704,112)	13,554,474

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2025, no Fund assessed redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2025, National Financial Services owned 31.0% of HTPF. As of December 31, 2025 National Financial Services and Pershing LLC owned 32.7% and 26.2% of HSPF, respectively. As of December 31, 2025, Charles Schwab, Pershing LLC, and National Financial Services owned 28.3%, 28.6%, and 26.3% of HMAPF, respectively. As of December 31, 2025, Charles Schwab owned 25.7% of HDIF.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM Funds
Additional Information (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8464, by visiting https://howardcmfunds.com/, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/09/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/09/26

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	03/09/26